Leases (Details) - Schedule of recognition of ROU assets and lease liabilities for operating leases - Leases Topic 842 [Member] - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Leases (Details) - Schedule of recognition of ROU assets and lease liabilities for operating leases [Line Items]
ROU Asset	$ 2,436,035
Amortization	(259,784)	$ (524,688,000)
Addition - Asset		2,026,463,000
ROU Asset	2,176,251	2,436,035
Lease Liability	2,584,865	934,260,000
Amortization	(266,333)	(530,047,000)
Addition - Liability		2,180,652,000
Lease Liability	2,318,532	2,584,865
Lease Liability	651,191	796,714,000
Lease Liability	1,667,341	1,788,151,000
Lease Liability	2,318,532	2,584,865,000
Operating lease cost:	200,392	720,383,000
Cash paid for amounts included in the measurement of lease labilities
Operating cashflow from operating leases:	$ 200,392	$ 720,383,000
Weighted-average remain lease term-operating lease:	3 years 9 months 18 days	4 years 2 months 12 days
Weighted-average discount rate	5.00%	5.00%